UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07810

Exact name of registrant as specified in charter:	Delaware Investments® Colorado
Municipal Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.
December 31, 2017 (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds – 138.97%
Corporate-Backed Revenue Bonds – 5.27%
Denver City & County
(United Airlines Project)
5.00% 10/1/32 (AMT)	215,000	$235,386
Public Authority for Colorado
Energy Natural Gas
Revenue
Series 2008
6.50% 11/15/38	1,750,000	2,526,003
Public Authority for Colorado
Energy Revenue
6.25% 11/15/28	865,000	1,124,950
		3,886,339
Education Revenue Bonds – 18.98%
Colorado Educational &
Cultural Facilities Authority
Revenue
144A 5.00% 7/1/36 #	500,000	513,195
5.125% 11/1/49	765,000	779,275
144A 5.25% 7/1/46 #	500,000	513,070
(Academy Charter School
Project)
5.50% 5/1/36 (SGI)	1,720,000	1,723,870
(Alexander Dawson
School-Nevada Project)
5.00% 5/15/29	760,000	901,991
(Charter School - Atlas
Preparatory School) 144A
5.25% 4/1/45 #	700,000	706,237
(Charter School -
Community Leadership
Academy) 7.45% 8/1/48	500,000	577,080
(Charter School - Peak to
Peak Charter)
5.00% 8/15/34	1,000,000	1,096,980
(Improvement - Charter
School - University Lab
School Building) 144A
5.00% 12/15/45 #	500,000	527,825
(Johnson & Wales
University) Series A
5.25% 4/1/37	900,000	1,012,896
(Liberty Charter School)
Series A 5.00% 1/15/44	1,000,000	1,088,310
(Littleton Charter School
Project)
4.375% 1/15/36 (AGC)	1,200,000	1,200,492
(Loveland Classical
Schools) 144A
5.00% 7/1/36 #	625,000	646,856
(Skyview Charter School)
144A 5.50% 7/1/49 #	750,000	773,093
(Student Housing - Campus
Village Apartments)
5.00% 6/1/23	1,065,000	1,085,480
(Vail Mountain School
Project) 4.00% 5/1/46	25,000	25,017
(Windsor Charter Academy
Project) 144A
5.00% 9/1/46 #	500,000	505,125
Colorado School of Mines
Series B 5.00% 12/1/42	270,000	304,468
Colorado State Board of
Governors
(University Enterprise
System) Series A
5.00% 3/1/39	10,000	10,365
		13,991,625
Electric Revenue Bonds – 2.82%
Platte River Power Authority
Revenue
Series JJ 5.00% 6/1/27	1,700,000	2,081,208
		2,081,208
Healthcare Revenue Bonds – 39.96%
Aurora Hospital Revenue
(Children’s Hospital
Association Project)
Series A 5.00% 12/1/40	2,000,000	2,139,240
Colorado Health Facilities
Authority Revenue
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	772,875
Series A 5.00% 2/1/41	2,400,000	2,537,160
Series A 5.25% 2/1/33	1,625,000	1,738,604
Series A 5.25% 1/1/45	1,000,000	1,091,040
Series D 6.125% 10/1/28	750,000	772,380
(Christian Living
Community Project)
6.375% 1/1/41	615,000	671,986

(continues)     NQ-OV2 [12/17] 2/18 (421236) 1

Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities
Authority Revenue
(Covenant Retirement
Communities Inc.)
5.00% 12/1/35	1,000,000	$1,106,080
Series A 5.75% 12/1/36	1,000,000	1,160,250
(Evangelical Lutheran Good
Samaritan Society)
5.00% 6/1/28	1,250,000	1,405,863
5.50% 6/1/33	2,000,000	2,296,400
5.625% 6/1/43	1,000,000	1,138,210
(Frasier Meadows
Retirement Community
Project)
Series A 5.25% 5/15/37	265,000	296,140
Series B 5.00% 5/15/48	340,000	359,961
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	500,000	582,025
(Mental Health Center of
Denver Project) Series A
5.75% 2/1/44	1,500,000	1,685,040
(National Jewish Health
Project) 5.00% 1/1/27	500,000	523,930
(NCMC Project)
4.00% 5/15/32	1,000,000	1,082,810
(Sisters of Charity of
Leavenworth Health
System) Series A
5.00% 1/1/40	4,000,000	4,246,400
(Sunny Vista Living Center)
Series A 144A
6.25% 12/1/50 #	505,000	537,320
(Vail Valley Medical Center
Project) 5.00% 1/15/35	1,250,000	1,457,350
(Valley View Hospital
Association Project)
Series A 4.00% 5/15/34	330,000	351,760
Denver Health & Hospital
Authority Health Care
Revenue
(Recovery Zone Facilities)
5.625% 12/1/40	750,000	801,870
University of Colorado
Hospital Authority Revenue
Series A 6.00% 11/15/29	650,000	700,401
		29,455,095
Lease Revenue Bonds – 4.18%
Aurora Certificates of
Participation
Series A 5.00% 12/1/30	630,000	665,501
Pueblo County Certificates of
Participation
(County Judicial Complex
Project)
5.00% 9/15/42 (AGM)	1,250,000	1,376,050
State of Colorado Department
of Transportation
Certificates of Participation
5.00% 6/15/34	340,000	400,411
5.00% 6/15/36	545,000	639,585
		3,081,547
Local General Obligation Bonds – 13.23%
Adams & Weld Counties
School District No 27J
Brighton
4.00% 12/1/30	700,000	777,056
Adams 12 Five Star Schools
5.00% 12/15/25	250,000	305,075
Beacon Point Metropolitan
District
5.00% 12/1/30 (AGM)	600,000	697,698
Denver City & County
(Better Denver & Zoo)
Series A 5.00% 8/1/25	650,000	684,495
Denver International Business
Center
Metropolitan District No. 1
5.00% 12/1/30	650,000	673,641
Eaton Area Park & Recreation
District
5.25% 12/1/34	190,000	202,669
5.50% 12/1/38	245,000	263,833
Garfield Pitkin & Eagle
Counties School District
No. RE-1 Roaring Fork
4.00% 12/15/31	700,000	776,867
Jefferson County School
District No. R-1
5.25% 12/15/24	750,000	910,133
Pueblo County School District
No. 70
5.00% 12/1/31	250,000	282,040
Rangely Hospital District
6.00% 11/1/26	750,000	843,180

2 NQ-OV2 [12/17] 2/18 (421236)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Sierra Ridge Metropolitan
District No. 2
Series A 5.50% 12/1/46	500,000	$516,795
Weld County School District
No. RE-1
5.00% 12/15/30 (AGM)	500,000	599,680
Weld County School District
No. RE-3J
5.00% 12/15/34	1,000,000	1,190,530
Weld County School District
No. RE-8
5.00% 12/1/31	510,000	616,253
5.00% 12/1/32	340,000	409,322
		9,749,267
Pre-Refunded/Escrowed to Maturity Bonds – 16.91%
Adams & Arapahoe Counties
Joint School District No.
28J (Aurora)
6.00% 12/1/28-18§	600,000	624,276
Arapahoe County School
District No. 1 Englewood
5.00% 12/1/31-21§	1,000,000	1,124,750
Colorado Building Excellent
Schools Today
Certificates of Participation
Series G
5.00% 3/15/32-21§	2,000,000	2,198,760
Colorado Health Facilities
Authority Revenue
(Total Long-Term Care)
Series A
6.00% 11/15/30-20§	400,000	447,080
Colorado School of Mines
Series B 5.00% 12/1/42	2,230,000	2,514,682
Colorado State Board of
Governors
Series A 5.00% 3/1/39-19§	175,000	181,939
University of Colorado
5.00% 6/1/31-21§	3,085,000	3,418,797
Series A 5.00%
6/1/33-23§	1,000,000	1,160,350
Series A 5.375%
6/1/38-19§	750,000	789,877
		12,460,511
Special Tax Revenue Bonds – 25.28%
Broomfield City & County
4.00% 12/1/37	1,000,000	1,093,240
Canyons Metropolitan District
No 5
Series A 6.125% 12/1/47	500,000	509,845
Central Platte Valley
Metropolitan District
5.00% 12/1/43	375,000	400,657
Commerce City
5.00% 8/1/44 (AGM)	1,000,000	1,128,110
Fountain Urban Renewal
Authority Tax Increment
Revenue
(Academy Highlands
Project) Series A
5.50% 11/1/44	1,405,000	1,461,930
Guam Government Business
Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	462,388
Series A 5.25% 1/1/36	565,000	605,765
Prairie Center Metropolitan
District No. 3
Series A 144A
5.00% 12/15/41 #	500,000	517,480
Regional Transportation
District Revenue
Series A 5.375% 6/1/31	460,000	495,231
Series B 5.00% 11/1/33	500,000	610,745
(Denver Transit Partners)
6.00% 1/15/41	2,175,000	2,380,929
(FasTracks Project)
Series A 5.00% 11/1/30	330,000	400,808
Series A 5.00% 11/1/31	755,000	912,304
Series A 5.00% 11/1/38	4,085,000	4,390,967
Solaris Metropolitan District
No. 3
(Limited Tax Convertible)
Series A 5.00% 12/1/46	500,000	520,410
Southlands Metropolitan
District No. 1
Series A1 5.00% 12/1/37	200,000	217,934
Series A1 5.00% 12/1/47	300,000	323,829
Sterling Ranch Community
Authority Board
Series A 5.75% 12/1/45	525,000	537,364
Tallyns Reach Metropolitan
District No. 3
(Limited Tax Convertible)
5.125% 11/1/38	295,000	313,904

(continues)     NQ-OV2 [12/17] 2/18 (421236) 3

Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Thornton Development
Authority
(East 144th Avenue & I-25
Project)
Series B 5.00% 12/1/35	265,000	$306,986
Series B 5.00% 12/1/36	440,000	508,204
Virgin Islands Public Finance
Authority
(Matching Fund Senior
Lien)
5.00% 10/1/29 (AGM)	500,000	531,020
		18,630,050
Transportation Revenue Bonds – 11.43%
Colorado High Performance
Transportation Enterprise
Revenue
(Senior U.S. 36 & I-25
Managed Lanes)
5.75% 1/1/44 (AMT)	1,110,000	1,244,044
C-470 Express Lanes
5.00% 12/31/56	1,000,000	1,096,250
Denver City & County Airport
System Revenue
Series A 5.00% 11/15/30
(AMT)	1,250,000	1,507,150
Series A 5.25% 11/15/36	750,000	799,275
Series B 5.00% 11/15/28	1,000,000	1,154,000
Series B 5.00% 11/15/37	2,000,000	2,288,860
E-470 Public Highway
Authority
Series C 5.25% 9/1/25	310,000	336,731
		8,426,310
Water & Sewer Revenue Bonds – 0.91%
Dominion Water & Sanitation
District
6.00% 12/1/46	250,000	261,995
Guam Government
Waterworks Authority
Revenue
5.00% 7/1/40	360,000	406,681
		668,676
Total Municipal Bonds
(cost $95,729,915)		102,430,628

Short-Term Investments – 0.54%
Variable Rate Demand Notes – 0.54%¤
Denver City & County
Series A1 1.20% 12/1/29
(SPA-JPMorgan Chase
Bank N. A.)	100,000	100,000
Series A2 1.20% 12/1/29
(SPA-JPMorgan Chase
Bank N. A.)	200,000	200,000
Series A3 1.20% 12/1/31
(SPA-JPMorgan Chase
Bank N. A.)	100,000	100,000

Total Short-Term
Investments
(cost $400,000)		400,000

Total Value of
Securities – 139.51%
(cost $96,129,915)		$102,830,628
Liquidation Value of
Preferred
Stock – (40.70%)		(30,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.19%		875,898
Net Assets Applicable to
4,837,100 Shares
Outstanding – 100.00%		$73,706,526
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2017, the aggregate value of Rule 144A securities was $5,240,201, which represents 7.11% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Dec. 31, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

4 NQ-OV2 [12/17] 2/18 (421236)

(Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
N.A. – National Association
SGI – Insured by Syncora Guarantee Inc.
SPA – Stand-by Purchase Agreement

See accompanying notes.

NQ-OV2 [12/17] 2/18 (421236) 5

Notes
Delaware Investments® Colorado Municipal Income Fund, Inc.
December 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Investments Colorado Municipal Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6 NQ-OV2 [12/17] 2/18 (421236)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$102,430,628
Short-Term Investments	400,000
Total Value of Securities	$102,830,628

During the period ended Dec. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers based on fair value between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: